Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.6%
Australia - 4.3%
AGL Energy Ltd.	6,922	$60,678
Fortescue Metals Group Ltd.	20,046	333,827
Santos Ltd.	14,712	73,196
South32 Ltd.	23,122	44,884
STOCKLAND	14,673	49,902
Woodside Petroleum Ltd.	6,382	119,351
		681,838
Austria - 0.8%
OMV AG	3,111	131,156
Canada - 3.8%
Alimentation Couche-Tard, Inc.	6,160	187,871
Canadian Tire Corp Ltd.	984	127,591
Loblaw Cos. Ltd.	3,679	177,656
Magna International, Inc. - ADR	1,600	112,400
		605,518
Cayman Islands - 0.7%
WH Group Ltd. (a)	135,907	110,433
Denmark - 2.2%
AP Moller - Maersk A/S - Class B	146	303,025
Pandora A/S	509	49,267
		352,292
Finland - 2.0%
Kesko OYJ - Class B	3,418	88,765
Nokia OYJ - ADR (b)(c)	40,005	182,423
Wartsila OYJ Abp	5,339	52,520
		323,708
France - 4.7%
Atos SE (c)	709	54,619
Bouygues SA	3,860	151,865
Capgemini SE	926	134,288
Cie de Saint-Gobain (c)	4,319	215,313
Publicis Groupe SA	3,602	186,912
		742,997
Germany - 6.9%
Brenntag AG	1,059	83,201
Deutsche Post AG	6,380	315,969
Fresenius Medical Care AG & Co. KGaA	3,341	270,838
Fresenius SE & Co. KGaA	6,566	292,989
HeidelbergCement AG	1,682	124,553
		1,087,550
Hong Kong - 3.2%
CK Hutchison Holdings Ltd.	41,950	290,551
Lenovo Group Ltd.	119,066	140,209
Sun Art Retail Group Ltd.	79,684	82,734
		513,494
Ireland - 1.6%
CRH PLC - ADR	6,075	249,925
Italy - 1.7%
Telecom Italia SpA	642,739	275,650
Japan - 27.0%
Anritsu Corp.	504	12,429
Bridgestone Corp.	3,530	130,355
Cosmos Pharmaceutical Corp.	165	25,173
Dentsu, Inc.	2,432	76,969
ENEOS Holdings, Inc.	65,824	266,262
Fujitsu Ltd.	1,338	204,638
ITOCHU Corp.	11,177	319,853
Japan Tobacco, Inc.	14,566	288,900
KDDI Corp.	10,698	314,470
Lixil Corp.	2,651	61,779
Marubeni Corp.	33,571	222,525
Mitsubishi Corp.	12,444	314,530
Mitsubishi Electric Corp.	10,568	160,873
NEC Corp.	1,799	97,898
Nexon Co. Ltd.	3,042	92,499
Renesas Electronics Corp. (c)	12,485	143,033
SCREEN Holdings Co. Ltd.	405	31,242
Seiko Epson Corp.	2,344	39,676
Seven & i Holdings Co. Ltd.	4,256	160,943
Shionogi & Co. Ltd.	1,523	82,588
SoftBank Corp.	24,705	324,777
Sony Corp. - ADR (b)	3,234	309,526
Sumitomo Corp.	22,067	292,204
Taisei Corp.	1,214	39,232
Trend Micro, Inc. (c)	530	29,044
Z Holdings Corp.	39,121	242,917
		4,284,335
Jersey - 0.8%
Ferguson PLC	1,016	118,353
Luxembourg - 1.1%
B&M European Value Retail SA	9,679	70,976
Tenaris SA - ADR (b)	6,262	96,811
		167,787
Netherlands - 2.8%
Koninklijke Ahold Delhaize NV	11,038	315,991
Randstad Holding NV (c)	2,134	133,267
		449,258
Norway - 2.2%
Norsk Hydro ASA	11,960	53,226
Telenor ASA	9,624	159,603
Yara International ASA	2,718	127,086
		339,915
Republic of Korea - 5.4%
Hyundai Engineering & Construction Co. Ltd.	1,857	66,820
Hyundai Glovis Co. Ltd.	419	71,169
Kia Motors Corp.	3,111	229,445
Kumho Petrochemical Co. Ltd.	325	71,909
LG Electronics, Inc.	1,221	167,006
POSCO - ADR	4,649	254,719
		861,068
Singapore - 1.1%
Singapore Telecommunications Ltd.	96,181	170,873
South Korea - 0.4%
KT&G Corp. (c)	864	61,946
Spain - 4.2%
ACS Actividades de Construccion y Servicios SA	3,016	94,137
Industria de Diseno Textil SA	9,122	271,104
Telefonica SA - ADR - ADR (b)	68,971	299,334
		664,575
Sweden - 2.1%
Alfa Laval AB (c)	1,819	47,803
Electrolux AB	1,432	35,079
Lundin Energy AB	2,315	63,275
Skanska AB	4,275	110,810
Tele2 AB	5,280	72,980
		329,947
Switzerland - 4.2%
Adecco Group AG	1,064	66,701
Kuehne + Nagel International AG - Class R	544	124,038
LafargeHolcim Ltd.	5,083	275,335
Swisscom AG	375	204,350
		670,424
United Kingdom - 14.4%
British American Tobacco PLC - ADR	8,135	297,334
BT Group PLC	97,106	167,110
Bunzl PLC	2,054	66,135
Imperial Brands PLC	14,125	284,493
ITV PLC (c)	32,422	47,044
J Sainsbury PLC	35,882	120,156
Johnson Matthey PLC	2,121	85,787
Kingfisher PLC (c)	34,956	133,004
Next PLC (c)	711	75,304
Rio Tinto PLC - ADR (b)	4,104	313,628
Royal Dutch Shell PLC - ADR	8,370	292,029
Vodafone Group PLC - ADR (b)	17,437	299,045
WPP PLC	10,669	111,945
		2,293,014
TOTAL COMMON STOCKS (Cost $14,589,899)		15,486,056

PREFERRED STOCKS - 1.2%
Germany - 1.2%
Henkel AG & Co. KGaA	1,909	198,074
TOTAL PREFERRED STOCKS (Cost $195,658)		198,074
	Principal Amount
SHORT-TERM INVESTMENTS - 0.0% (d)
Money Market Deposit Accounts - 0.0%
U.S. Bank Money Market Deposit Account, 0.005% (e)	$3,126	3,126
TOTAL SHORT-TERM INVESTMENTS (Cost $3,126)		3,126
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (e)	1,488,714	1,488,714
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,488,714)		1,488,714

Total Investments (Cost $16,277,397) - 108.2%		17,175,970
Liabilities in Excess of Other Assets - (8.2)%		(1,300,708)
TOTAL NET ASSETS - 100.0%		$15,875,262

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $110,433, or 0.70% of net assets.

(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $1,414,319 or 8.9% of net assets.
(c)	Non-income producing security.
(d)	Less than 0.05%
(e)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 15,486,056	$ -	$ -	$ -	$ 15,486,056
Preferred Stocks	198,074	-	-	-	198,074
Short-Term Investments	3,126	-	-	-	3,126
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,488,714	1,488,714
Total Investments in Securities	$ 15,687,256	$ -	$ -	$ 1,488,714	$ 17,175,970
^ See Schedule of Investments for country breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.